Transactions in Foreign Currency (Details) - Schedule of Assets and Liabilities - USD [member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Assets and Liabilities [Line Items]
Cash and cash equivalents	$ 5,887	$ 4,426	$ 51,343
Trade and other receivables	3,259	3,262	4,946
Advances to suppliers for work in progress	4,829	18,899	10,175
Total assets	13,975	26,587	66,464
Trade and other payables	(19,082)	(18,399)	(10,356)
Interest-bearing loans and borrowings		(131,612)	(149,612)
Liabilities	(19,082)	(150,011)	(159,968)
Cross currency swap position		132,000	132,000
Net monetary position	$ (5,107)	$ 8,576	$ 38,496